S000001261 [Member] Investment Risks - U.S. GOVERNMENT FUND	Mar. 31, 2026
INTEREST RATE RISKS [Member]
Prospectus [Line Items]
Risk [Text Block]
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of the Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of the Fund’s securities will tend to be higher. The Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance.

US GOVERNMENT SECURITIES RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

CREDIT OR DEFAULT RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Fund’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Fund’s investment in that issuer.

ASSET BACKED AND MORTGAGE BACKED SECURITIES RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK Asset-backed and mortgage-backed securities may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, particularly in declining general economic conditions when concern regarding mortgagees’ ability to pay (e.g., the ability of homeowners, commercial mortgagees, consumers with student loans, automobile loans or credit card debtholders to make payments on the underlying loan pools) rises, which may result in the Fund experiencing difficulty selling or valuing these securities. In addition, these securities may not be backed by the full faith and credit of the U.S. government, have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Those asset-backed and mortgage-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity, are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed and mortgage-backed securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund.

MANAGEMENT RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

DEBT EXTENSION RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security, and the Fund’s NAV, to decrease, and the Fund may lose opportunities to invest in higher yielding securities.

INFLATION INDEXED SECURITIES RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
INFLATION-INDEXED SECURITIES RISK is the risk that interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced.

PORTFOLIO TURNOVER RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover, including investments made on a shorter-term basis or instruments with a maturity of one year or less at the time of acquisition, may lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

PREPAYMENT OR CALL RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.

DERIVATIVES RISKS [Member]
Prospectus [Line Items]
Risk [Text Block]
DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
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FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.

TBA TRANSACTIONS RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
TBA TRANSACTIONS RISK is the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that the counter-party will fail to deliver the securities, exposing the Fund to further losses. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

SECURITIES LENDING RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
SECURITIES LENDING RISK is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

INVESTMENT COMPANY RISKS [Member]
Prospectus [Line Items]
Risk [Text Block]
INVESTMENT COMPANY RISK is the risk that the Fund will be subject to the risks associated with investments in registered investment companies, including ETFs (together, “Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. In addition, passively managed Underlying Funds may not track the performance of their respective reference assets and may hold troubled securities or other investments. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the Underlying Funds in which it invests. Further, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; and (3) trading in an ETF’s shares may be halted by the listing exchange. NTI may be subject to potential conflicts of interest with respect to investments in affiliated Underlying Funds, which are Underlying Funds managed by NTI or its affiliates, because the fees paid to NTI by some affiliated Underlying Funds may be higher than the fees paid by other Underlying Funds.

MARKET RISKS [Member]
Prospectus [Line Items]
Risk [Text Block]
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.